Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)
Disclosure of related party [Abstract]
Short-term employee compensation and benefits	$ 2,680,621	$ 2,596,082	$ 2,753,553
Termination benefits	0	779,666	1,330,828
Share-based payments	1,067,195	459,298	372,008
Compensation of key management personnel	$ 3,747,816	$ 3,835,046	$ 4,456,389
Liability to officer				$ 0	$ 178,125	$ 178,125